Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	5 Months Ended	7 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended	15 Months Ended	17 Months Ended	19 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended
	Apr. 01, 2024	Jun. 30, 2024	Aug. 31, 2024	Oct. 31, 2024	Dec. 31, 2024	Feb. 28, 2025	Mar. 31, 2026	Jun. 30, 2025	Aug. 31, 2025	Oct. 31, 2025	Dec. 31, 2025	Feb. 28, 2026	Mar. 31, 2026
North Shore Equity Rotation ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,404	$ 10,576	$ 10,824	$ 11,032	$ 10,918	$ 10,272	$ 11,832	$ 12,398	$ 12,966	$ 12,801	$ 13,559	$ 13,101
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,454	$ 10,838	$ 10,970	$ 11,337	$ 11,500	$ 10,779	$ 12,040	$ 12,560	$ 13,322	$ 13,364	$ 13,454	$ 12,784